Derivative Financial Instruments	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments	Note 8 - Derivative Financial Instruments
(Amounts in thousands, except share, per share and per unit data)
The Group faces volatility in market prices and basis differentials for natural gas, NGLs and oil, affecting the predictability of its cash flows from commodity sales. Additionally, the Group’s cash flows related to interest payments on variable rate debt obligations can be impacted by fluctuations in interest rate markets, depending on its debt structure. To manage these, the Group utilizes various derivative financial instruments. As of June 30, 2025, these instruments included swaps, collars, basis swaps, and stand-alone put and call options. Below is a description of these instruments:

Swaps:	When the Group sells a swap, it agrees to receive a fixed price for the contract while paying a floating market price to the counterparty;
Collars:
Arrangements that include a fixed floor price (purchased put option) and a fixed ceiling price (sold call option) based on an index price have no net costs overall. At the contract settlement date, (1) when the index price is higher than the ceiling price, the Group pays the counterparty the difference between the index price and ceiling price, (2) when the index price is between the floor and ceiling prices, no payments are due from either party, and (3) when the index price is below the floor price, the Group will receive the difference between the floor price and the index price.
Some collar arrangements may also include a sold put option with a strike price below the purchased put option. Known as a three-
way collar, the structure operates similarly to the standard collar. However, when the index price settles below the sold put option, the Group pays the counterparty the difference between the index price and sold put option, effectively enhancing realized pricing by the difference between the price of the sold and purchased put options;

Basis swaps:
Arrangements that guarantee a price differential for commodities from a specified delivery point. When the Group sells a basis swap, it receives a payment from the counterparty if the price differential exceeds the stated terms of the contract. Conversely, if the price differential is less than the stated terms, the Group pays the counterparty;

Put options:
The Group purchases and sells put options in exchange for a premium. When the Group purchases a put option, it receives from the counterparty the excess amount (if any) by which the market price falls below the strike price of the put option at the time of settlement. If the market price is above the put option’s strike price, no payment is required from either party. Conversely, when the
Group sells a put option, it pays the counterparty the excess amount (if any) by which the market price falls below the strike price of the put option at the time of settlement. If the market price is above the put option’s strike price, no payment is required from either party;

Call options:
The Group purchases and sells call options in exchange for a premium. When the Group purchases a call option, it receives from the counterparty the excess amount (if any) by which the market price exceeds the strike price of the call option at the time of settlement. If the market price is below the call option’s strike price, no payment is required from either party. When the Group sells a call option, it pays the counterparty the excess amount (if any) by which the market price exceeds the strike price of the call option at the time of settlement. If the market price is below the call option’s strike price, no payment is required from either party; and

The Group may elect to enter into offsetting transactions for the above instruments for the purpose of cancelling or terminating certain positions.
The following tables summarize the Group's calculated net fair value of derivative financial instruments as of the reporting date as follows:

		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Purchased	Basis	Fair Value at
Natural Gas Contracts	(MMBtu)	Swaps	Puts	Puts	Calls	Calls	Differential	June 30, 2025
For the remainder of 2025
Swaps	123,767	$3.67	$—	$—	$—	$—	$—	$(29,311)
Two-way collars	1,840	—	—	3.69	3.90	—	—	(253)
Three-way collars	3,680	—	2.22	3.27	3.69	—	—	(1,425)
Stand-alone calls	5,301	—	—	—	3.66	—	—	(2,413)
Basis swaps	135,335	—	—	—	—	—	(0.58)	23,711
2026
Swaps	229,735	$3.57	$—	$—	$—	$—	$—	$(190,658)
Two-way collars	7,300	—	—	3.43	5.36	—	—	(1,394)
Stand-alone calls(b)	19,777	—	—	—	3.70	—	—	(34,701)
Basis swaps	214,730	—	—	—	—	—	(0.59)	13,305
2027
Swaps	205,839	$3.46	$—	$—	$—	$—	$—	$(133,424)
Two-way collars	6,409	—	—	3.62	6.05	—	—	526
Stand-alone calls(b)	10,950	—	—	—	3.69	—	—	(30,988)
Basis swaps	163,693	—	—	—	—	—	(0.54)	1,326
2028
Swaps	175,737	$3.27	$—	$—	$—	$—	$—	$(111,518)
Two-way collars	10,502	—	—	4.22	6.81	—	—	6,374
Stand-alone calls(b)	7,320	—	—	—	3.83	—	—	(7,568)
Purchased puts	7,978	—	—	3.17	—	—	—	2,905
Sold puts	7,978	—	3.17	—	—	—	—	(2,905)
Basis swaps	103,589	—	—	—	—	—	(0.75)	(5,214)
2029
Swaps	139,339	$3.18	$—	$—	$—	$—	$—	$(88,122)
Two-way collars	28,251	—	—	3.83	5.16	—	—	5,145
Stand-alone calls	7,300	—	—	—	3.69	—	—	(6,295)
Basis swaps	3,594	—	—	—	—	—	(0.40)	(526)
2030
Swaps	79,042	$3.19	$—	$—	$—	$—	$—	$(35,239)
Two-way collars	30,099	—	—	3.69	4.33	—	—	3,598
Three-way collars	6,276	—	1.90	3.20	3.96	—	—	(2,010)

		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Purchased	Basis	Fair Value at
Natural Gas Contracts	(MMBtu)	Swaps	Puts	Puts	Calls	Calls	Differential	June 30, 2025
2031
Swaps	49,704	$3.20	$—	$—	$—	$—	$—	$(21,430)
Two-way collars	38,595	—	—	3.69	4.31	—	—	3,709
Three-way collars	5,909	—	1.90	3.20	3.96	—	—	(2,078)
2032
Swaps	47,503	$3.20	$—	$—	$—	$—	$—	$(14,502)
Two-way collars	9,190	—	—	3.69	4.31	—	—	(1,617)
Three-way collars	2,824	—	1.90	3.20	3.96	—	—	(814)
2033
Swaps	22,706	$3.24	$—	$—	$—	$—	$—	$(5,483)
Total natural gas contracts								$(669,289)
(a)Rates have been converted from Btu to Mcfe using a Btu conversion factor of 1.0553.
(b)Includes future cash settlements for deferred premiums.

		Weighted Average Price per Bbl
	Volume		Sold	Fair Value at
NGLs Contracts	(MBbls)	Swaps	Calls	June 30, 2025
For the Remainder of 2025
Swaps	3,969	$36.00	$—	$881
Stand-alone calls	460	—	30.07	(1,651)
2026
Swaps	7,350	$33.85	$—	$(3,659)
Stand-alone calls	913	—	27.83	(5,826)
2027
Swaps	6,402	$30.77	$—	$(3,105)
2028
Swaps	1,386	$28.97	$—	$(1,001)
2029
Swaps	1,074	$25.94	$—	$(1,992)
Total NGLs contracts				$(16,353)

		Weighted Average Price per Bbl
	Volume		Sold	Purchased	Sold	Fair Value at
Oil Contracts	(MBbls)	Swaps	Puts	Puts	Calls	June 30, 2025
For the Remainder of 2025
Swaps	3,163	$69.24	$—	$—	$—	$21,191
Three-way collars	368	—	55.00	65.00	75.08	1,090
Sold calls	55	—	—	—	70.50	(67)
2026
Swaps	4,896	$67.28	$—	$—	$—	$27,796
Three-way collars	730	—	55.00	65.00	74.00	1,532
Sold calls	475	—	—	—	65.58	(2,240)
2027
Swaps	4,236	$63.91	$—	$—	$—	$8,934
Sold calls	365	—	—	—	65.00	(2,360)

		Weighted Average Price per Bbl
	Volume		Sold	Purchased	Sold	Fair Value at
Oil Contracts	(MBbls)	Swaps	Puts	Puts	Calls	June 30, 2025
2028
Swaps	2,591	$62.23	$—	$—	$—	$679
Sold calls	366	—	—	—	65.00	(2,637)
2029
Swaps	1,498	$61.62	$—	$—	$—	$(428)
Sold calls	365	—	—	—	65.00	(1,144)
Total oil contracts						$52,346

			Fair Value at
Interest	Principal Hedged	Fixed Rate	June 30, 2025
2025
SOFR interest rate swap	$5,520	4.15%	$149
Net fair value of derivative financial instruments			$(633,147)
When derivative assets and liabilities are with the same counterparty and a legal right of set-off exists under a master netting arrangement, netting their fair values for financial reporting purposes is permitted. The Directors have elected to present these derivative assets and liabilities on a net basis when these conditions are satisfied. The following table outlines the Group’s net derivatives as of the periods presented:

Derivative Financial Instruments	Consolidated Statement of Financial Position	June 30, 2025	December 31, 2024
Assets:
Non-current assets	Derivative financial instruments	$54,393	$28,439
Current assets	Derivative financial instruments	75,622	33,759
Total assets		$130,015	$62,198
Liabilities:
Non-current liabilities	Derivative financial instruments	$(594,793)	$(608,869)
Current liabilities	Derivative financial instruments	(168,369)	(163,676)
Total liabilities		$(763,162)	$(772,545)
Net assets (liabilities):
Net assets (liabilities) - non-current	Derivative financial instruments	$(540,400)	$(580,430)
Net assets (liabilities) - current	Derivative financial instruments	(92,747)	(129,917)
Total net assets (liabilities)		$(633,147)	$(710,347)
The Group presents the fair value of derivative contracts on a net basis in the Consolidated Statement of Financial Position. Below is the impact of this presentation on the Group’s recognized assets and liabilities as of the specified periods:

	As of June 30, 2025
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$180,813	$(126,420)	$54,393
Current assets	133,840	(58,218)	75,622
Total assets	$314,653	$(184,638)	$130,015
Non-current liabilities	$(721,214)	$126,421	$(594,793)
Current liabilities	(226,586)	58,217	(168,369)
Total liabilities	$(947,800)	$184,638	$(763,162)
Total net assets (liabilities)	$(633,147)	$—	$(633,147)

	As of December 31, 2024
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$90,635	$(62,196)	$28,439
Current assets	77,801	(44,042)	33,759
Total assets	$168,436	$(106,238)	$62,198
Non-current liabilities	$(671,300)	$62,431	$(608,869)
Current liabilities	(207,483)	43,807	(163,676)
Total liabilities	$(878,783)	$106,238	$(772,545)
Total net assets (liabilities)	$(710,347)	$—	$(710,347)
The Group recorded the following gains (losses) on derivative financial instruments in the Consolidated Statement of Comprehensive Income for the
specified periods:

	Six Months Ended		Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Net gain (loss) on commodity derivative settlements(a)	$(37,654)	$77,749	$151,289
Net gain (loss) on interest rate swaps(a)	70	100	190
Total gain (loss) on settled derivative instruments	$(37,584)	$77,849	$151,479
Gain (loss) on fair value adjustments of unsettled financial instruments(b)	(77,630)	(80,117)	(189,030)
Total gain (loss) on derivative financial instruments	$(115,214)	$(2,268)	$(37,551)
(a)Represents the cash settlement of hedges that settled during the period.
(b)Represents the change in fair value of financial instruments, net of the carrying value of hedges that settled during the period.
All derivatives are defined as Level 2 instruments because their valuation relies on inputs other than quoted prices, that are observable for the assets and liabilities.
Commodity Derivative Contract Modifications & Extinguishments
From time to time, such as when acquiring producing assets, completing ABS financings, or navigating changing price environments, the Group will opportunistically modify, offset, extinguish, or add to certain existing hedge positions. Modifications include the volume of production subject to contracts, the swap or strike price of certain derivative contracts, and similar elements of the derivative contract. The Group maintains distinct, long-
dated derivative contract portfolios for its ABS financings. The Group also maintains a separate derivative contract portfolio related to its assets collateralized by the Credit Facility. The derivative contract portfolios for the Group’s ABS financings and Credit Facility are reflected in the Group’s
Statement of Financial Position.
2025 Modifications & Extinguishments
In February 2025, the Group adjusted portions of its commodity derivative portfolio across its legal entities for approximately $150,000 in connection with the completion of the ABS X financing arrangement. The Group made further adjustments to its commodity derivative portfolio for approximately
$21,134 for the retirement of the ABS I and Term Loan I financing arrangements. As these modifications were associated with borrowing transactions, they are presented as a financing activity in the Consolidated Statement of Cash Flows. For detailed information regarding the Group’s financing arrangements, refer to Note 12.
The Group made no modifications in 2024.